UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                  FORM N-CSR/A
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-8747

                    CHARTWELL DIVIDEND AND INCOME FUND, INC.
               (Exact name of registrant as specified in charter)
                                    --------


                         1235 Westlakes Drive, Suite 400
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                         PNC Bank, National Association
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                           Attn: Closed-End Department
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-610-296-1400

                   DATE OF FISCAL YEAR END: NOVEMBER 30, 2004

                   DATE OF REPORTING PERIOD: NOVEMBER 30, 2004





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Explanatory Note

     The sole purpose of this amendment is to file supplementally disclosure that was added to the Registrant's Annual Shareholder Report for the fiscal year ended November 30, 2004 subsequent to the date of filing of the Registrant's Certified Shareholder Report on Form N-CSR that was filed with the Securities and Exchange Commission on February 7, 2005. The remainder of the N-CSR filed on February 7, 2005 is unchanged. The supplemental disclosure was provided to stockholders in the Annual Proxy Statement on Form 14A that was filed by the Registrant with the Securities and Exchange Commission on March 21, 2005.


Item 1 - REPORTS TO STOCKHOLDERS

The following supplements the information contained in the Report to Stockholders for the fiscal year ended November 30, 2004 and is included at the end of page 44 of such report:

      The Fund's President has certified to the New York Stock Exchange that, as of May 19, 2004 he was not aware of any violation by the Fund of the applicable NYSE Corporate Governance listing standards. In addition, the Fund has filed certifications of its principal executive offer and principal financial officer as exhibits to its reports on Form N-CSR filed with the Securities and Exchange Commission relating to the quality of the disclosures contained in such reports.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           Chartwell Dividend and Income Fund, Inc.


By (Signature and Title)*              /s/ Winthrop S. Jessup
                                       ---------------------------
                                       Winthrop S. Jessup, President
                                      (Principal Executive Officer)

Date March 21, 2005






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Winthrop S. Jessup
                                       ---------------------------
                                       Winthrop S. Jessup, President
(Principal Executive Officer)

Date March 21, 2005


By (Signature and Title)*              /s/ G. Gregory Hagar
                                       ---------------------------
                                       G. Gregory Hagar, Vice President and CFO
(Principal Financial Officer)

Date March 21, 2005
*   Print the name and title of each signing officer under his or her signature.